UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  $401,281
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13763                     Castine Partners II, LP


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

                                                   FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 ---------      ------      ---------  --------   --- ----  ----------- --------- -----   ------- ----
AMERIS BANCORP                 COM            03076K108    3,808       289,783  SH        SHARED      1           289,783
AMERIS BANCORP                 COM            03076K108    2,105       160,215  SH        SOLE                    160,215
BANCORP INC DEL                COM            05969A105    9,543       950,529  SH        SHARED      1           950,529
BANCORP INC DEL                COM            05969A105    5,263       524,171  SH        SOLE                    524,171
BCSB BANCORP INC               COM            055367106    1,366       105,085  SH        SHARED      1           105,085
BCSB BANCORP INC               COM            055367106      753        57,950  SH        SOLE                     57,950
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    3,380       386,735  SH        SHARED      1           386,735
BENEFICIAL MUTUAL BANCORP IN   COM            08173R104    1,864       213,265  SH        SOLE                    213,265
CAPE BANCORP INC               COM            139209100    3,649       457,274  SH        SHARED      1           457,274
CAPE BANCORP INC               COM            139209100    2,012       252,156  SH        SOLE                    252,156
CAPITOL FED FINL INC           COM            14057J101    2,640       222,191  SH        SHARED      1           222,191
CAPITOL FED FINL INC           COM            14057J101    1,464       123,209  SH        SOLE                    123,209
CENTURY BANCORP INC MASS       CL A NON VTG   156432106    4,926       180,428  SH        SHARED      1           180,428
CENTURY BANCORP INC MASS       CL A NON VTG   156432106    2,716        99,500  SH        SOLE                     99,500
CHEVIOT FINL CORP NEW          COM            16677X105    3,238       383,142  SH        SHARED      1           383,142
CHEVIOT FINL CORP NEW          COM            16677X105    1,774       209,957  SH        SOLE                    209,957
COMERICA INC                   COM            200340107   15,878       490,660  SH        SHARED      1           490,660
COMERICA INC                   COM            200340107    8,754       270,524  SH        SOLE                    270,524
EAGLE BANCORP INC MD           COM            268948106    2,527       150,927  SH        SHARED      1           150,927
EAGLE BANCORP INC MD           COM            268948106    1,399        83,573  SH        SOLE                     83,573
EVANS BANCORP INC              COM NEW        29911Q208    2,130       149,451  SH        SHARED      1           149,451
EVANS BANCORP INC              COM NEW        29911Q208    1,174        82,414  SH        SOLE                     82,414
FIFTH THIRD BANCORP            COM            316773100    6,338       451,293  SH        SHARED      1           451,293
FIFTH THIRD BANCORP            COM            316773100    3,493       248,707  SH        SOLE                    248,707
FIRST CALIFORNIA FINANCIAL G   COM NEW        319395109    4,597       788,546  SH        SHARED      1           788,546
FIRST CALIFORNIA FINANCIAL G   COM NEW        319395109    2,538       435,354  SH        SOLE                    435,354
FIRST CMNTY BANCSHARES INC N   COM            31983A103      484        36,213  SH        SHARED      1            36,213
FIRST CMNTY BANCSHARES INC N   COM            31983A103      267        19,980  SH        SOLE                     19,980
FIRST CONN BANCORP INC MD      COM            319850103    4,446       337,039  SH        SHARED      1           337,039
FIRST CONN BANCORP INC MD      COM            319850103    2,452       185,861  SH        SOLE                    185,861
FIRST DEFIANCE FINL CORP       COM            32006W106    2,173       128,912  SH        SHARED      1           128,912
FIRST DEFIANCE FINL CORP       COM            32006W106    1,199        71,088  SH        SOLE                     71,088
FIRST INTST BANCSYSTEM INC     COM CL A       32055Y201    3,770       257,845  SH        SHARED      1           257,845
FIRST INTST BANCSYSTEM INC     COM CL A       32055Y201    2,078       142,155  SH        SOLE                    142,155
FIRST MERCHANTS CORP           COM            320817109    4,775       386,941  SH        SHARED      1           386,941
FIRST MERCHANTS CORP           COM            320817109    2,633       213,359  SH        SOLE                    213,359
FIRST MIDWEST BANCORP DEL      COM            320867104    2,626       219,176  SH        SHARED      1           219,176
FIRST MIDWEST BANCORP DEL      COM            320867104    1,447       120,824  SH        SOLE                    120,824
FIRST NIAGARA FINL GP INC      COM            33582V108    2,537       257,793  SH        SHARED      1           257,793
FIRST NIAGARA FINL GP INC      COM            33582V108    1,399       142,207  SH        SOLE                    142,207
FOX CHASE BANCORP INC NEW      COM            35137T108    7,351       565,487  SH        SHARED      1           565,487
FOX CHASE BANCORP INC NEW      COM            35137T108    4,048       311,396  SH        SOLE                    311,396
FRANKLIN RES INC               COM            354613101   58,914       475,000      PUT   SHARED      1           475,000
FRANKLIN RES INC               COM            354613101   32,297       260,400      PUT   SOLE                    260,400
GENWORTH FINL INC              COM CL A       37247D106    4,783       574,895  SH        SHARED      1           574,895
GENWORTH FINL INC              COM CL A       37247D106    2,672       321,131  SH        SOLE                    321,131
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109    6,352       257,908  SH        SHARED      1           257,908
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109    3,500       142,092  SH        SOLE                    142,092
HERITAGE FINL GROUP INC        COM            42726X102    4,204       355,682  SH        SHARED      1           355,682
HERITAGE FINL GROUP INC        COM            42726X102    2,316       195,915  SH        SOLE                    195,915
HIGHER ONE HLDGS INC           COM            42983D104    2,920       195,285  SH        SHARED      1           195,285
HIGHER ONE HLDGS INC           COM            42983D104    1,600       107,014  SH        SOLE                    107,014
HOME FED BANCORP INC LA NEW    COM            43708L108    1,188        83,387  SH        SHARED      1            83,387
HOME FED BANCORP INC LA NEW    COM            43708L108      655        45,985  SH        SOLE                     45,985
HOME FED BANCORP INC MD        COM            43710G105    1,750       172,761  SH        SHARED      1           172,761
HOME FED BANCORP INC MD        COM            43710G105      968        95,530  SH        SOLE                     95,530
KAISER FED FINL GROUP INC      COM            483056107    8,115       580,030  SH        SHARED      1           580,030
KAISER FED FINL GROUP INC      COM            483056107    4,476       319,970  SH        SOLE                    319,970
MB FINANCIAL INC NEW           COM            55264U108    4,735       225,595  SH        SHARED      1           225,595
MB FINANCIAL INC NEW           COM            55264U108    2,611       124,405  SH        SOLE                    124,405
MERCHANTS BANCSHARES           COM            588448100      486        17,253  SH        SHARED      1            17,253
MERCHANTS BANCSHARES           COM            588448100      271         9,607  SH        SOLE                      9,607
METRO BANCORP INC PA           COM            59161R101    6,408       548,163  SH        SHARED      1           548,163
METRO BANCORP INC PA           COM            59161R101    3,533       302,237  SH        SOLE                    302,237
NELNET INC                     CL A           64031N108    2,671       103,105  SH        SHARED      1           103,105
NELNET INC                     CL A           64031N108    1,474        56,895  SH        SOLE                     56,895
OCEANFIRST FINL CORP           COM            675234108    3,198       224,585  SH        SHARED      1           224,585
OCEANFIRST FINL CORP           COM            675234108    1,764       123,848  SH        SOLE                    123,848
ORIENTAL FINL GROUP INC        COM            68618W100   14,425     1,192,132  SH        SHARED      1         1,192,132
ORIENTAL FINL GROUP INC        COM            68618W100    7,960       657,868  SH        SOLE                    657,868
PACWEST BANCORP DEL            COM            695263103    6,263       257,751  SH        SHARED      1           257,751
PACWEST BANCORP DEL            COM            695263103    3,457       142,249  SH        SOLE                    142,249
PEOPLES FED BANCSHARES INC     COM            711037101    2,598       161,139  SH        SHARED      1           161,139
PEOPLES FED BANCSHARES INC     COM            711037101    1,432        88,861  SH        SOLE                     88,861
PNC FINL SVCS GROUP INC        COM            693475105    8,313       128,904  SH        SHARED      1           128,904
PNC FINL SVCS GROUP INC        COM            693475105    4,585        71,096  SH        SOLE                     71,096
SCBT FINANCIAL CORP            COM            78401V102    2,425        74,127  SH        SHARED      1            74,127
SCBT FINANCIAL CORP            COM            78401V102    1,337        40,873  SH        SOLE                     40,873
SI FINL GROUP INC MD           COM            78425V104    3,887       340,395  SH        SHARED      1           340,395
SI FINL GROUP INC MD           COM            78425V104    2,144       187,711  SH        SOLE                    187,711
SUNTRUST BKS INC               COM            867914103    3,887       160,829  SH        SHARED      1           160,829
SUNTRUST BKS INC               COM            867914103    2,155        89,171  SH        SOLE                     89,171
US BANCORP DEL                 COM NEW        902973304   12,251       386,704  SH        SHARED      1           386,704
US BANCORP DEL                 COM NEW        902973304    6,757       213,296  SH        SOLE                    213,296
WASHINGTON BKG CO OAK HBR WA   COM            937303105    3,515       254,509  SH        SHARED      1           254,509
WASHINGTON BKG CO OAK HBR WA   COM            937303105    1,938       140,352  SH        SOLE                    140,352
WILLIS LEASE FINANCE CORP      COM            970646105    3,272       251,507  SH        SHARED      1           251,507
WILLIS LEASE FINANCE CORP      COM            970646105    1,804       138,693  SH        SOLE                    138,693

